Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,902	$ 1,649	$ 1,898	$ 1,799	$ 916
Realized	1	(4)	3	1	1
Unrealized	(35)	22	(53)	(25)	(21)
Net unrealized gains (losses) included in OCI	33	5	8	31	6
Transfer in to Level 3			11	8	404
Transfer out of Level 3	(3)	(21)	(15)	(111)	(20)
Purchases/Issuances	227	360	202	659	833
Sales/Settlements	(54)	(109)	(71)	(291)	(136)
Closing balance	2,071	1,902	1,983	2,071	1,983
Opening balance	(1,785)	(1,755)	(1,450)	(1,619)	(1,499)
Realized	10	3	(6)	3	(5)
Unrealized	(371)	(64)	(158)	(623)	(359)
Transfer in to Level 3	(1)			(1)	(8)
Transfer out of Level 3	9	86	72	156	205
Purchases/Issuances	(55)	(123)	(33)	(255)	(74)
Sales/Settlements	53	68	17	199	182
Closing balance	(2,140)	(1,785)	(1,558)	(2,140)	(1,558)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(631)	(533)	(330)	(476)	(416)
Realized	10	3	(6)	3	(5)
Unrealized	(42)	(35)	(42)	(110)	(55)
Transfer in to Level 3	(1)			(1)	(3)
Transfer out of Level 3	2		1	2	5
Purchases/Issuances	(40)	(123)	(27)	(235)	(57)
Sales/Settlements	53	57	27	168	154
Closing balance	(649)	(631)	(377)	(649)	(377)
Corporate and other debt [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	100	100	77	103
Unrealized	(53)		(62)	(53)	(78)
Net unrealized gains (losses) included in OCI	3				(4)
Purchases/Issuances	89		86	89	183
Closing balance	139	100	101	139	101
Mortgage and asset backed [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	426	319	454	392	70
Unrealized					(1)
Transfer in to Level 3					386
Purchases/Issuances	17	139	84	168	106
Sales/Settlements	(38)	(32)	(33)	(155)	(56)
Closing balance	405	426	505	405	505
Business and government [member] | Loans measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	62	67	261	75	105
Unrealized			2	1
Net unrealized gains (losses) included in OCI	2				(1)
Purchases/Issuances					178
Sales/Settlements	(5)	(5)	(7)	(17)	(26)
Closing balance	59	62	256	59	256
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	1,260	1,090	978	1,063	640
Realized	1	(4)	3	1	1
Unrealized	16	20	31	37	57
Net unrealized gains (losses) included in OCI	28	5	8	31	11
Purchases/Issuances	121	221	32	402	366
Sales/Settlements	(11)	(72)	(31)	(119)	(54)
Closing balance	1,415	1,260	1,021	1,415	1,021
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,115)	(1,167)	(1,016)	(1,055)	(1,028)
Unrealized	(327)	(29)	(131)	(503)	(286)
Transfer out of Level 3	7	70	22	92	151
Purchases/Issuances	(15)			(15)
Sales/Settlements		11	(10)	31	28
Closing balance	(1,450)	(1,115)	(1,135)	(1,450)	(1,135)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	18	16	63	79	51
Unrealized	1	2	(8)	(10)	9
Transfer out of Level 3	(3)		(8)	(53)	(13)
Closing balance	16	18	47	16	47
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(12)	(36)	(18)	(4)
Unrealized			1	(12)	(31)
Transfer out of Level 3		12	35	30	35
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(38)	(38)	(51)	(41)	(50)
Unrealized	(2)		12	1	11
Closing balance	(40)	(38)	(39)	(40)	(39)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	33	33	46	36	44
Unrealized	1		(12)	(2)	(10)
Closing balance	34	33	34	34	34
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1)	(5)	(17)	(29)	(1)
Unrealized			2	1	2
Transfer in to Level 3					(5)
Transfer out of Level 3		4	14	32	14
Purchases/Issuances			(6)	(5)	(17)
Closing balance	(1)	(1)	(7)	(1)	(7)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	3	24	19	51	6
Unrealized			(4)	2	2
Transfer in to Level 3			11	8	18
Transfer out of Level 3		(21)	(7)	(58)	(7)
Closing balance	$ 3	$ 3	$ 19	$ 3	$ 19